Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	21.00%
Reconciling items:
Tax exempt interest	(1.30%)	(3.80%)	(2.90%)
Dividend received deduction	(0.30%)	(0.40%)	(0.10%)
Other	0.00%	(0.20%)	(30.00%)
Effective income tax rate	19.40%	16.60%	(12.00%)
Unrecognized tax benefits (less than)	$ 0	$ 0	$ 0